Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Geographic Information
15.	Geographic Information

Disaggregation of Revenue

The following table disaggregates the Company’s revenue by geographic area for the three months ended March 31, 2021 and 2020 (in thousands):

	Three Months Ended March 31,
	2021	2020
United States	$26,430	$25,148
Americas (excluding United States)	651	460
Asia	842	881
Europe	22	30

Total revenue	$27,945	$26,519

Property and Equipment

The following table summarizes total property and equipment, net in the respective locations (in thousands):

	March 31, 2021	December 31, 2020
United States	$2,943	$3,174
Americas (excluding United States)	206	192
Asia	131	139

Property & equipment, net	$3,280	$3,505

The geographical location of the Company’s customers effects the nature, amount, timing and uncertainty of revenue and cash flows due to the potential for unfavorable and uncertain regulatory, political, economic and tax conditions. These uncertainties can impact the amount of revenues recognized through price adjustments and uncertainty of cash flows that may arise due to local regulations.

14.	Geographic Information

Disaggregation of Revenue

The following table disaggregates the Company’s revenue by geographic area for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	Year ended December 31,
	2020	2019	2018
United States	$97,034	$90,522	$75,135
Americas (excluding United States)	1,870	1,227	1,112
Asia	3,509	864	877
Europe	132	142	53

Total revenue	$102,545	$92,755	$77,177

The following table summarizes total property and equipment, net in the respective locations (in thousands):

	December 31, 2020	December 31, 2019
United States	$3,174	$4,011
Americas (excluding United States)	192	193
Asia	139	133

Property & equipment, net	$3,505	$4,337

The geographical location of the Company’s customers effects the nature, amount, timing and uncertainty of revenue and cash flows due to the potential for unfavorable and uncertain regulatory, political, economic and tax conditions. These uncertainties can impact the amount of revenues recognized through price adjustments and uncertainty of cash flows that may arise due to local regulations.